Investment Strategy	Dec. 19, 2025
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

In order to be in the index universe (the “Index Universe”) for inclusion in the Underlying Junior Gold Miners Index, companies must be a component of the MARKET WATCH for the Solactive Global Gold Explorers & Developers Total Return Index. The Solactive Global Gold Explorers & Developers Total Return Index includes companies defined/identified as a gold explorer or gold producer. MARKET WATCH is an announcement of a list of companies/securities which are intended to contribute to the creation of the Underlying Junior Gold Miners Index. On selection days existing members of the Index Universe must have security-level market capitalization less than or equal to USD $4 billion. New members of the Index Universe need to have a security-level market capitalization of less than or equal to USD $3 billion. In the Underlying Junior Gold Miners Index, companies that have a security-level market capitalization of greater than USD $4 billion are excluded. The Underlying Junior Gold Miners Index has a target constituent count of 25 to 30 securities on selection day.